Income Taxes (Details) ¥ in Millions, $ in Millions	1 Months Ended				12 Months Ended					60 Months Ended
	Apr. 30, 2019	Mar. 31, 2019	Apr. 30, 2018	May 31, 2016	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2027 CNY (¥)	Dec. 31, 2021 USD ($)
Income taxes [Line Items]
Two tired profits tax (in Dollars)						$ 2
Two tired profits tax rate					8.25%	8.25%
Income tax rate					25.00%	25.00%
Annual taxable income (in Yuan Renminbi) | ¥									¥ 3.0
Enterprises tax rate								20.00%	20.00%
Valuation allowance					$ 32,688
Income tax and the late fees					7,366,799		5,408,325	$ 3,629,882
Unrecognized tax benefits					7,366,799		5,408,325	3,629,882			$ 1,925,841
Accrued late penalty					$ 781,973		483,757	$ 231,101
Value added tax	9.00%	10.00%	11.00%	0.00%
State Taxation Administration 2021 [Member]
Income taxes [Line Items]
Taxable income tax rate					12.50%	12.50%
Annual taxable income (in Yuan Renminbi) | ¥									¥ 1.0
Enterprises tax rate								20.00%	20.00%
Mainland China [Member]
Income taxes [Line Items]
Total net operating losses (NOLs) carryforwards					$ 46,246
Hong Kong [Member]
Income taxes [Line Items]
Two tired profits tax rate					16.50%	16.50%
Forecast [Member] | State Taxation Administration 2021 [Member]
Income taxes [Line Items]
Taxable income tax rate										25.00%
Annual taxable income (in Yuan Renminbi) | ¥										¥ 3.0
Enterprises tax rate										20.00%